Project or Worker Photo [Fund Name] [Date], 2022

Overview Long History and Track Record Investment Strategy Active Impact Investing Features of the HIT » $6.7 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » 365 institutional investors, primarily pension funds including Taft - Hartley and public plans » Directly sourcing increases relative value and provides additional benefits » 100 percent union labor requirement for all directly - sourced construction related investments » Successful ESG record creating family - supporting union jobs, affordable housing and economic impacts that benefit underserved communities » Signatory of UNPRI » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 29 years experience, 18 years at HIT » Record of consistent and competitive returns » 26 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31 , 2022 was - 8 . 52% , - 0 . 39% , 0 . 90% , and 1 . 52% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2022 , unless otherwise denoted .

History of the HIT

AFL-CIO HIT

- ✓ Created by the AFL-CIO Executive Council led by President George Meany:
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST 2

3 x Record dollars committed – $653 million to 16 projects* x 41 projects under construction at year end x Competitive returns for the year, outperforming the benchmark by 81 bps on a gross basis, 50 bps net x Reduced operating costs – record low annualized expense ratio of 31 bps A Successful 2021 The American Cooperative of Anoka, Anoka, MN Heiwa Terrace Apartments Chicago, IL Cherry Street Lofts Bridgeport, CT * HIT committed $ 645.2 million and Building America CDE allocated $8 million in NMTC. As of December 31, 2021, unless otherwise noted. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31 , 2022 was - 8 . 52% , - 0 . 39% , 0 . 90% , and 1 . 52% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2022 , unless otherwise denoted .

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA Old Colony Phase Three C Boston, MA Residences@150 Bagley Detroit, MI The Couture Milwaukee, WI *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of March 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 569 $10.1 B $18.7 B $39.1 B $16.1 B 190.8 M 213,126 123,673 Projects in HIT Investment, including New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $8.2B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 4

° In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credit (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 203 M nationwide (1984 - 2022) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 58 74 73 262 569 HIT Investment ° $467.2M $667.4M $994.3M $1.9B $1.3B $5.4B $9.9B Total Development Cost $866.0M $1.6B $2.1B $4.8B $2.0B $11.4B $18.7B Union Construction Hours 10.2M 12.9M 20.1M 26.2M 19.1M 88.5M 190.8M Total Jobs Created 11,127 14,890 21,540 29,358 24,021 100,936 213,126 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 13,400 (69%) 44,226 (92%) 10,678 (51%) 76,056 (79%) 123,673 (67%) Total Economic Impact $2.1B $3.1B $3.8B $5.7B $4.3B $19.0B $39.1B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f March 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 5

Our Successful Record of ESG

AFL-CIO HIT

Signatory of United Nations-supported Principles for Responsible Investment (PRI)

HIT Cycle of Sustainable, Responsible Investment



Pension Plan invests in HIT
HIT finances projects primarily through guaranteed securities
HIT investments provide competitive returns
Construction projects generate family-supporting union jobs, hours of work and benefits
Union workers contribute to pension funds
The HIT Investment Cycle

HIT Among Largest Managers of ESG Mandates (US)

Rank	Manager Name	AUM ($Mil)
1	Federated Hermes	$107,424
2	State Street Global	$62,499
3	Nuveen	$32,366
4	Prudential Financial	$30,083
5	BlackRock	$13,975
6	Russell Investments	$10,519
7	William Blair	$9,009
8	Legal & General Investment	$8,232
9	AllianceBernstein	$7,012
10	AFL-CIO Housing Investment Trust	$6,739

Source: P&I June 14, 2021 - US Institutional tax-exempt assets managed internally as of December 31 , 2020

AFL-CIO HOUSING INVESTMENT TRUST 6

x Diverse workforce ( 65% minority or women) x Diverse leadership team (55 % minority or women) x HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion x Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff depth of experience and retention x A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management x Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions Diversity, Equity and Inclusion As of March 31, 2022, unless otherwise denoted 7

Erica Khatchadourian Chief Operating Officer 30+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 29 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25 years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 12 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of business development experience in the financial services industry, with 22 years at the HIT William Pierce, CFA Senior Portfolio Manager 8 years of experience in financial markets, managing and trading investments, with 2 years at the HIT Leadership Ted Chandler Sr Managing Director - Strategic Initiatives 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 12 years at the HIT John Hanley Sr Managing Director – Multifamily Origination 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25 years of experience in accounting, finance, operations, regulatory reporting, and compliance with 17 years at the HIT; Leads HIT’s subsidiary, Building America CDE. Julissa Servello Director of Investor Relations 23 years of experience at the HIT liaising with investors, consultants and stake holders 8

9 Oversight of Investment and Risk Management x Portfolio Management Committee x Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee x Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures x Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee x Reviews and approves all commitments related to directly sourced construction transactions x Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million x Cybersecurity Committee x S ets the overall cybersecurity strategy for the HIT in line with industry standards; maintains oversight of HIT cybersecurity policies and procedures; and reviews and oversees cybersecurity activities, including but not limited to, the administration and testing of the cybersecurity program

x As an internally managed mutual fund, the HIT does not charge a fixed fee. The HIT passes along only its costs of operations. x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held. x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year. x For the year ended December 31, 2021, the expense ratio was 31 bps. x HIT leadership committed to reducing operating costs . Costs of Investing in the HIT Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 10 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 In BPS HIT Expense Ratio

Plan types include pension, health & welfare, annuity, among others. $2,144.69 32% $981.93 15% $1,423.68 21% $1,664.41 25% $468.05 7% 365 Institutional Investors (as of 3/31/2022) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 11 Assets Under Management - $6.68 Billion

12 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield x High Credit Quality x Diversification from Corporates x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable and Workforce Housing » Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments

Objectives Strategy Core Competency HIT Objectives and Strategy 13 x Generate competitive risk - adjusted fixed - income total returns versus its benchmark. x Create work for union members in the construction trades and related industries. x Support housing construction including affordable and workforce. x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark

- 5.86% - 4.48% 1.57% 2.14% 2.43% - 5.94% - 4.78% 1.25% 1.78% 2.04% - 5.93% - 4.15% 1.69% 2.14% 2.24% - 5.30% - 4.20% 1.12% 1.65% 1.72% -6.0% -4.0% -2.0% 0.0% 2.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ AAA Index^ Total Returns vs. Benchmark and AAA Index As of March 31, 2022 HIT Performance Relative to Benchmark 14 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index. ^ Source: Bloomberg Index Services Limited

15 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 5.86% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 5.94% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 5.93% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% - 1.75% - 5.30% -7% -5% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 HIT Gross HIT Net Bloomberg Aggregate ^ AAA Index^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31 , 2022 was - 8 . 52% , - 0 . 39% , 0 . 90% , and 1 . 52% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2022 , unless otherwise denoted . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index . ^ Source : Bloomberg Index Services Limited

16 HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -5% 0% 5% 10% 15% Mar-03 Sep-03 Mar-04 Sep-04 Mar-05 Sep-05 Mar-06 Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 HIT Gross Bloomberg Aggregate^ Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31 , 2022 was - 8 . 52% , - 0 . 39% , 0 . 90% , and 1 . 52% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2022 , unless otherwise denoted . ^ Source : Bloomberg Index Services Limited

As of March 31, 2022 17 Relative Value – Fundamentals vs. Benchmark HIT Bloomberg Agg^ AAA Index^ HIT Bloomberg Agg^ AAA Index^ Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 91.2% 72.3% 100% Effective Duration 6.21 6.50 6.03 A & Below/Not Rated 4.4% 24.6% 0% Convexity 0.24 0.28 0.35 Higher Yield Lower Prepayment Risk Current Yield 2.63% 2.50% 2.09% Prepayment Protection 78% 72% 62% Yield to Worst 2.99% 2.91% 2.66% No Prepayment Protection 22% 28% 38% AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited

39.2% 4.4% 3.4% 46.8% 1.8% 4.4% Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of March 31 , 2022 * Based on total investments and including unfunded commitments. 91% Government/ Agency/AAA/Cash High Credit Quality 18

* Based on total investments and including unfunded commitments. Includes 10.4% in floating rate Libor/SOFR investments. 0.1% 12.8% 0.5% 17.1% 61.6% 1.2% 1.8% 4.8% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of March 31, 2022 19 79 % Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds

20 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments. x Prepayment protection through yield maintenance/penalty points in low rate environment. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Investment Comparison As of March 31, 2022 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) Spread/ Dur 10 Year UST 8.90 0.44 2.32% 0 0.0 GNMA Construction/Permanent 8.94 0.48 3.39% 107 12.0 GNMA Permanent 8.05 0.39 2.75% 42 5.2 Agency CMBS (e.g., Cantor Jan 7yr GNPL ) 5.68 --- 3.49% 117 20.5 FNMA Multifamily 10/9.5 DUS 7.72 0.37 2.92% 60 7.7 UMBS 3.5% 30yr MBS 4.79 - 1.06 3.46% 114 23.7 GNMA 3.5% 30yr MBS 4.47 - 1.33 3.48% 116 25.9 AAA 10yr Corporate (e.g., JNJ 1.3 9/1/30) 7.95 0.68 2.75% 43 5.4 0 0.5 1 1.5 2 2.5 3 3.5 0 50 100 150 200 250 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads March 2019 - March 2022 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

Construction - Related Multifamily Investment Process 21 INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M

Strong Multifamily Housing Demand Dwarfs Supply Net Household Formation (in Thousands) Source: REIS/Moody’s; National Low Income Housing Coalition; Apartment List; U.S. Census Bureau . Sharp Rise in Apartment Rents x Multifamily vacancy rate has declined 70 bps from its pandemic era high to 4.7% in Q1 2022 x Rise in demand fueled by household formation, job and wage growth and sharply rising home prices x Asking rents continue to rise, increasing 14.9% on a yearly basis in the first quarter – the highest growth rate on record since REIS/Moody’s began publishing the data in 1999 x Extremely low - income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 extremely low - income households - according to the National Low Income Housing Coalition study in 2022 x Affordable and workforce housing continues to be a top priority of the Biden administration which has directed the FHFA to increase GSE mission - related financing to 50% of purchase caps with 25% of the loan volume directed toward properties/units with less than 60% AMI 22 0 500 1000 1500 2000 2500 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 $1,050 $1,100 $1,150 $1,200 $1,250 $1,300 $1,350 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 Jun-20 Sep-20 Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22

Inflation Remains Elevated Source: Bureau of Labor Statistics 23 x Elevated energy, food and higher transportation costs continue to impact consumers and businesses CPI Breakdowns: YOY% Change 2021 - Apr 2021 - May 2021 - Jun 2021 - Jul 2021 - Aug 2021 - Sep 2021 - Oct 2021 - Nov 2021 - Dec 2022 - Jan 2022 - Feb 2022 - Mar 2022 - Apr All Items 4.2 5.0 5.4 5.4 5.3 5.4 6.2 6.8 7.0 7.5 7.9 8.5 8.3 All Items less Food and Energy 3.0 3.8 4.5 4.3 4.0 4.0 4.6 4.9 5.5 6.0 6.4 6.5 6.2 Food 2.4 2.2 2.4 3.4 3.7 4.6 5.3 6.1 6.3 7.0 7.9 8.8 9.4 Food at Home 1.2 0.7 0.9 2.6 3.0 4.5 5.4 6.4 6.5 7.4 8.6 10.0 10.8 Food away from home 3.8 4.0 4.2 4.6 4.7 4.7 5.3 5.8 6.0 6.4 6.8 6.9 7.2 Energy 25.1 28.5 24.5 23.8 25.0 24.8 30.0 33.3 29.3 27.0 25.6 32.0 30.3 Energy commodities 47.9 54.5 44.2 41.2 41.9 41.7 49.5 57.5 48.9 39.9 37.9 48.3 44.7 Motor fuel 48.9 55.5 44.8 41.6 42.5 42.0 49.6 58.0 49.5 40.0 38.1 48.2 44.0 Transportation less fuel 9.2 13.3 20.3 19.8 17.2 14.9 16.5 19.2 21.8 23.4 23.9 21.8 17.2 New cars 2.0 3.3 5.3 6.4 7.6 8.7 9.8 11.1 11.8 12.2 12.4 12.5 13.2 Used cars 21.0 29.7 45.2 41.7 31.9 24.4 26.4 31.4 37.3 40.5 41.2 35.3 22.7 Airfare 9.6 24.1 24.6 19.0 6.7 0.8 - 4.6 - 3.7 1.4 4.9 12.7 23.6 33.3 Shelter 2.1 2.2 2.6 2.8 2.8 3.2 3.5 3.8 4.1 4.4 4.7 5.0 5.1 Rent of primary residence 1.8 1.8 1.9 1.9 2.1 2.4 2.7 3.0 3.3 3.8 4.2 4.4 4.8 Owners' equivalent rent 2.0 2.1 2.3 2.4 2.6 2.9 3.1 3.5 3.8 4.1 4.3 4.5 4.8 Apparel 1.9 5.6 4.9 4.2 4.2 3.4 4.3 5.0 5.8 5.3 6.6 6.8 5.4 Medical Care Service 2.2 1.5 1.0 0.8 1.0 0.9 1.7 2.1 2.5 2.7 2.4 2.9 3.5 Physicians' services 4.9 4.2 4.1 3.9 3.9 3.8 3.9 4.3 4.3 2.6 0.5 0.7 1.2 Hospital services 2.5 2.6 2.4 2.8 3.5 3.2 4.0 3.5 3.3 3.6 3.4 3.3 3.6 Medical Care Commodities - 1.7 - 1.9 - 2.2 - 2.1 - 2.5 - 1.6 - 0.4 0.2 0.4 1.4 2.5 2.7 2.1 Recreation Commodities 2.9 3.5 3.2 3.2 3.3 3.5 4.0 3.9 3.3 4.1 4.6 4.7 4.0 Pets and pet produces 0.3 0.4 1.1 2.4 1.1 2.8 3.7 2.8 2.7 3.7 5.2 6.9 7.2 Sporting goods 7.0 9.0 7.5 5.7 7.6 7.5 8.7 8.4 6.3 8.2 7.1 7.9 7.5 Ed. & Info Tech Commodities - 2.2 - 1.4 - 1.2 - 0.2 - 0.5 2.6 2.5 0.9 0.2 0.8 0.3 1.3 - 4.0 Education books and supplies 1.4 2.1 2.5 2.6 0.4 0.3 0.4 0.2 - 0.4 2.6 0.8 3.8 2.2 Information tech commodities - 3.2 - 2.4 - 2.1 - 0.9 - 0.7 3.2 3.1 1.2 0.3 0.7 0.6 1.3 - 4.7 Computers 0.9 2.5 2.3 3.7 3.4 8.5 8.4 4.8 2.8 3.5 4.6 7.6 0.2 Computers software - 1.1 - 0.6 - 0.1 - 3.3 - 1.2 1.0 3.6 - 2.3 - 3.4 - 2.0 - 2.2 - 4.7 - 4.2 Telephone hardware, calc, etc. - 17.4 - 19.1 - 17.8 - 16.6 - 15.0 - 14.5 - 15.1 - 11.5 - 8.5 - 7.1 - 7.7 - 9.0 - 11.4 Smartphones - 20.1 - 21.3 - 18.5 - 18.4 - 18.1 - 19.6 - 20.7 - 16.0 - 14.1 - 13.3 - 13.2 - 13.5 - 16.1

24 Interest Rate Environment Yield Curve S&P vs 10yr U.S. Treasury 0.249 0.889 1.236 1.468 2.086 0.732 1.263 1.436 1.510 1.903 2.335 2.460 2.429 2.338 2.448 0.000 0.500 1.000 1.500 2.000 2.500 3.000 2 5 7 10 30 6/30/2021 12/31/2021 3/31/2022 Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board * Preliminary number Economic Indicators 6/30/2021 9/30/2021 12/31/2021 3/31/2022 GDP (seasonally adj. annual rate) 6.7% 2.3% 6.9% - 1.5%* Unemployment Rate 5.9% 4.7% 3.9% 3.6% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 3.6% 3.7% 4.9% 5.2% Lower Balance Federal Funds Rate 0.0% 0.0% 0.0% 0.25% 3,500 3,700 3,900 4,100 4,300 4,500 4,700 4,900 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22 GT10 Govt (Left axis) S&P 500 (Right axis)

Economic Environment and Outlook 25 x Multi - decade high inflation, rising global interest rates, and the invasion of Ukraine jolting financial markets and the economy . ▪ Labor market continued to improve towards full - employment with wages rising . The economy unexpectedly contracted in Q 1 but is expected to recover at a slower pace . ▪ Supply chain issues remain a challenge with commodity markets, driving costs and prices higher as consumer spending continues to be robust – c ommodity prices primarily in energy, oil and building materials remain elevated . ▪ The invasion of Ukraine adds to the geopolitical risk and volatility of asset prices . ▪ Equity markets and corporate credit could continue to experience volatility after a negative start to the year as the market anticipates a much more hawkish central bank reaction to inflation . ▪ Inflation pressures continue to mount to a near 40 - year - high, weighing on growth, and exceed the FOMC’s target . x Federal Reserve sternly addressing unwarranted price inflation above goals . ▪ Evidence of tighter labor markets and high inflation has provided new urgency for the Fed to act sooner than originally forecasted with faster pace of rate hikes combined with a reduction in their balance sheet . ▪ Fed officials raised the policy rate 0 . 75 % to - date in this hiking cycle, and the market forecasts another 7 hikes in 2022 targeting a 2 . 50 - 2 . 75 % Fed Funds by year end . Shifts in monetary policy responding to changes in the Fed outlook could cause additional risk market volatility . x HIT should be well - positioned to generate competitive risk adjusted returns and provide financing for impact investments . ▪ Affordable and workforce housing continue to be in significant need given the rise in home prices and mortgage rates dragging affordability even lower .

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] 26 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31 , 2022 was - 8 . 52% , - 0 . 39% , 0 . 90% , and 1 . 52% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2022 , unless otherwise denoted .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 27